Equity Method Investment, Net (Details) - Schedule of Equity Method Investment, Net - Equity Method Investees Excluding Shanghai Qinlin Information Technology Co. Ltd And Shanghai Gefei Fangdd Asset Management Ltd [Member] - CNY (¥)
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investment, Net [Line Items]
Balance	¥ 206,086	¥ 257,122	¥ 468,598
Additions		33,154	84,566
Share of results	442	(2,020)	(47)
Return of capital	(45,553)	(19,547)	(50,088)
Impairment losses	(15,279)	(62,623)
Impairment losses			(187,329)
Disposal			(58,578)
Balance	¥ 145,696	¥ 206,086	¥ 257,122